Financial risk management - Concentration by geographic location for financial instrument, net of allowance (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 587,134,608	₩ 549,873,781
Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	413,369,169	387,826,781
Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	14,166,508	17,016,263
Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	186,358,002	170,314,316
Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	15,251,465	24,778,332
Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	172,527,573	152,895,324
Due from banks and loans at amortized cost | Credit card
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	25,065,621	22,822,546
Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,717,606	2,079,913
Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	34,262	93,109
Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,683,344	1,986,804
Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	58,310,838	55,275,031
Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	63,806,919	57,409,433
Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	49,930,076	47,282,623
Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	5,399,286	4,481,506
Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	193,853,866	187,067,821
Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	199,253,152	191,549,327
Korea
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	529,659,213	496,483,910
Korea | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	368,353,849	345,865,414
Korea | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,310,888	6,990,520
Korea | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	175,777,754	161,434,788
Korea | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	11,807,591	20,998,640
Korea | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	151,625,249	133,827,181
Korea | Due from banks and loans at amortized cost | Credit card
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	24,832,367	22,614,285
Korea | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,113,229	1,119,166
Korea | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net		61,476
Korea | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,113,229	1,057,690
Korea | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	53,942,627	51,574,884
Korea | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	59,353,250	53,386,556
Korea | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	46,896,258	44,537,890
Korea | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,991,349	3,818,973
Korea | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	182,701,367	178,311,828
Korea | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	187,692,716	182,130,801
USA
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	11,734,273	10,271,211
USA | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	6,408,948	5,455,513
USA | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,525,158	823,698
USA | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	392,882	392,499
USA | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	796,405	952,215
USA | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,684,068	3,278,234
USA | Due from banks and loans at amortized cost | Credit card
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	10,435	8,867
USA | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	316,775	498,445
USA | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	34,262	31,633
USA | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	282,513	466,812
USA | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,359,478	2,129,355
USA | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,871,526	1,464,611
USA | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	777,546	723,287
USA | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	45,650	65,164
USA | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	686,381	528,596
USA | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	732,031	593,760
England
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	917,150	908,780
England | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	497,787	598,212
England | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	235,591	156,002
England | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,683	6,724
England | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
England | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	254,051	435,135
England | Due from banks and loans at amortized cost | Credit card
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	462	351
England | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	255,023	198,567
England | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	164,340	112,001
England | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,099	6,198
England | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	260,036	275,629
England | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	262,135	281,827
Japan
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	11,051,779	10,658,232
Japan | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	10,445,822	10,126,830
Japan | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	450,689	784,538
Japan | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,338,281	4,124,680
Japan | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,279,012	1,418,805
Japan | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,375,807	3,796,824
Japan | Due from banks and loans at amortized cost | Credit card
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,033	1,983
Japan | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	19,274	19,807
Japan | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	19,274	19,807
Japan | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	91,766	46,086
Japan | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	250,768	221,917
Japan | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	244,149	243,592
Japan | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	821	1,344
Japan | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	771,183	645,794
Japan | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	772,004	647,138
Germany
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	917,238	585,081
Germany | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	845,991	544,183
Germany | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	530,688	316,293
Germany | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,111	2,386
Germany | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	217,773	121,663
Germany | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	94,186	103,647
Germany | Due from banks and loans at amortized cost | Credit card
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	233	194
Germany | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	19,048	4,486
Germany | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	52,199	36,412
Germany | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,384	6,041
Germany | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	87,080	64,050
Germany | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	91,464	70,091
Vietnam
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	8,570,987	6,535,914
Vietnam | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,520,113	5,627,621
Vietnam | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,676,080	1,166,397
Vietnam | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,412,670	1,780,361
Vietnam | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	248,301	209,395
Vietnam | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,012,133	2,319,327
Vietnam | Due from banks and loans at amortized cost | Credit card
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	170,929	152,141
Vietnam | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net		744
Vietnam | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net		744
Vietnam | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	27,613	24,539
Vietnam | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	120,884	172,904
Vietnam | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	902,377	710,106
Vietnam | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	95,565	95,793
Vietnam | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,772,750	1,042,458
Vietnam | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,868,315	1,138,251
China
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	8,899,560	8,827,212
China | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	8,063,885	7,727,148
China | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,677,445	2,889,115
China | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,944,105	1,329,067
China | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	462,308	441,863
China | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,947,746	3,039,177
China | Due from banks and loans at amortized cost | Credit card
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	32,281	27,926
China | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	76,107	168,863
China | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	679,527	886,080
China | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	80,041	45,121
China | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	246,080	363,042
China | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,157,388	2,443,779
China | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,403,468	2,806,821
Other country
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	15,384,408	15,603,441
Other country | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	11,232,774	11,881,860
Other country | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,759,969	3,889,700
Other country | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,481,516	1,243,811
Other country | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	440,075	635,751
Other country | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	6,534,333	6,095,799
Other country | Due from banks and loans at amortized cost | Credit card
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	16,881	16,799
Other country | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	268,328	441,751
Other country | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	268,328	441,751
Other country | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,539,176	1,128,251
Other country | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,314,425	1,128,952
Other country | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,029,705	1,022,627
Other country | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	13,338	124,951
Other country | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,417,681	3,755,687
Other country | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 4,431,019	₩ 3,880,638